Cash Convertible Senior Notes and Related Transactions, Textuals (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 15, 2012	Mar. 29, 2010 Convertible Debt	Mar. 31, 2010 Warrant Transactions
Cash Convertible Senior Notes and Related Transactions (Textuals)
Aggregate principal amount of notes pursuant to an indenture							$ 175,000,000
Stated interest rate of notes pursuant to an indenture							4.50%
Capitalized deferred financing costs							5,900,000
Effective interest rate of the Notes							11.00%
Common Stock, Dividends, Per Share, Cash Paid	$ 0.24	$ 0.24	$ 0.96	$ 0.96	$ 0.96
Conversion rate of common stock shares per $1,000 of principal amount						20.6991
Principal amount in conversion feature							$ 1,000
Conversion price of note						$ 48.31
Price as percentage of price of principal amount of notes plus any accrued and unpaid interest for repurchase of notes							100.00%
Stock price threshold for conversion of notes		$ 62.80	$ 62.80
Number of trading days within 30 consecutive trading days						20
Number of consecutive trading days within a calendar quarter						30
Exercise price of call options						$ 48.31
Common stock sold related to option counterparties net share-settled warrants		3,600,000	3,600,000					3,600,000
Initial strike price per share		61.36	61.36			61.35